UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

 (Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 36.3%
$346,274	AmeriCredit Automobile Receivables Trust Series 2017-2, Class A2B, 2.763% (LIBOR 1 Month+25 basis points), 9/18/2020[1,2]	$346,311
2,713,284	ARI Fleet Lease Trust Series 2017-A, Class A2, 1.910%, 4/15/2026[1,3]	2,698,673
5,000,000	Barclays Dryrock Issuance Trust Series 2017-1, Class A, 2.839% (LIBOR 1 Month+33 basis points), 3/15/2023[1,2]	5,003,015
4,000,000	BMW Floorplan Master Owner Trust Series 2018-1, Class A2, 2.829% (LIBOR 1 Month+32 basis points), 5/15/2023[1,2,3]	4,002,000
1,200,000	BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.070%, 10/20/2020[1]	1,193,689
2,000,000	CARDS II Trust Series 2017-1A, Class A, 2.879% (LIBOR 1 Month+37 basis points), 4/18/2022[1,2,3]	2,000,482
	Chesapeake Funding II LLC
1,115,916	Series 2016-2A, Class A2, 3.509% (LIBOR 1 Month+100 basis points), 6/15/2028[1,2,3]	1,118,121
2,581,044	Series 2017-2A, Class A2, 2.959% (LIBOR 1 Month+45 basis points), 5/15/2029[1,2,3]	2,586,116
3,500,000	Dell Equipment Finance Trust Series 2018-1, Class A2B, 2.806% (LIBOR 1 Month+30 basis points), 10/22/2020[1,2,3]	3,504,476
	Drive Auto Receivables Trust
3,000,000	Series 2017-3, Class C, 2.800%, 7/15/2022[1]	3,001,047
2,000,000	Series 2018-3, Class B, 3.370%, 9/15/2022[1]	2,002,642
3,000,000	Series 2019-1, Class A3, 3.180%, 10/17/2022[1]	3,003,333
	Evergreen Credit Card Trust
1,000,000	Series 2017-1, Class A, 2.769% (LIBOR 1 Month+26 basis points), 10/15/2021[1,2,3]	999,457
2,000,000	Series 2019-1, Class A, 3.056% (LIBOR 1 Month+48 basis points), 1/15/2023[1,2,3]	2,000,367
3,135,000	Evergreen Credit Card Trust Series Series 2018-2, Class A, 2.859% (LIBOR 1 Month+35 basis points), 7/15/2022[1,2,3]	3,135,746
3,500,000	First National Master Note Trust Series 2017-2, Class A, 2.949% (LIBOR 1 Month+44 basis points), 10/16/2023[1,2]	3,494,873
3,748,221	GM Financial Automobile Leasing Trust Series 2018-2, Class A2B, 2.726% (LIBOR 1 Month+22 basis points), 7/20/2020[1,2]	3,747,704
2,965,587	GM Financial Consumer Automobile Receivables Trust Series 2018-3, Class A2B, 2.620% (LIBOR 1 Month+11 basis points), 7/16/2021[1,2]	2,963,701

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,502,664	Gosforth Funding PLC Series 2017-1A, Class A1A, 3.274% (LIBOR 3 Month+47 basis points), 12/19/2059[1,2,3]	$2,499,000
4,500,000	Hyundai Auto Lease Securitization Trust Series 2017-B, Class A3, 1.970%, 7/15/2020[1,3]	4,481,982
1,640,000	Lanark Master Issuer PLC Series 2018-1A, Class 1A, 3.097% (LIBOR 3 Month+42 basis points), 12/22/2069[1,2,3]	1,635,168
2,000,000	Master Credit Card Trust Series 2019-1A, Class A, 3.104% (LIBOR 1 Month+48 basis points), 7/21/2022[1,2,3]	2,000,808
508,000	Master Credit Card Trust II Series 2017-1A, Class C, 3.060%, 7/21/2021[1,3]	506,146
338,188	Navient Student Loan Trust Series 2018-1A, Class A1, 2.700% (LIBOR 1 Month+19 basis points), 3/25/2067[1,2,3]	337,995
3,000,000	NextGear Floorplan Master Owner Trust Series 2017-2A, Class A1, 3.189% (LIBOR 1 Month+68 basis points), 10/17/2022[1,2,3]	3,007,167
2,000,000	Penarth Master Issuer PLC Series 2018-2A, Class A1, 2.963% (LIBOR 1 Month+45 basis points), 9/18/2022[2,3]	1,992,006
2,000,000	Permanent Master Issuer PLC Series 2018-1A, Class 1A1, 3.167% (LIBOR 3 Month+38 basis points), 7/15/2058[1,2,3]	1,994,862
2,000,000	PFS Financing Corp. Series 2018-A, Class B, 3.109% (LIBOR 1 Month+60 basis points), 2/15/2022[1,2,3]	1,996,814
3,000,000	Santander Drive Auto Receivables Trust Series 2017-3, Class B, 2.190%, 3/15/2022[1]	2,985,327
2,235,877	SLM Private Education Loan Trust Series 2013-C, Class A2B, 3.909% (LIBOR 1 Month+140 basis points), 10/15/2031[1,2,3]	2,243,754
637,001	SLM Student Loan Trust Series 2011-2, Class A1, 3.110% (LIBOR 1 Month+60 basis points), 11/25/2027[1,2]	639,651
1,014,944	SMB Private Education Loan Trust Series 2018-B, Class A1, 2.829% (LIBOR 1 Month+32 basis points), 12/16/2024[1,2,3]	1,014,705
2,168,017	Sofi Consumer Loan Program LLC Series 2017-3, Class A, 2.770%, 5/25/2026[1,3]	2,152,903
732,018	Sofi Professional Loan Program LLC Series 2016-E, Class A1, 3.360% (LIBOR 1 Month+85 basis points), 7/25/2039[1,2,3]	735,629

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,003,140	Series 2017-C, Class A1, 3.110% (LIBOR 1 Month+60 basis points), 7/25/2040[1,2,3]	$1,005,552
991,736	Series 2018-A, Class A1, 2.860% (LIBOR 1 Month+35 basis points), 2/25/2042[1,2,3]	992,468
2,000,000	Trillium Credit Card Trust II Series 2018-2A, Class A, 2.852% (LIBOR 1 Month+35 basis points), 9/26/2023[1,2,3]	1,999,144
3,000,000	Volvo Financial Equipment Master Owner Trust Series 2018-A, Class A, 3.029% (LIBOR 1 Month+52 basis points), 7/17/2023[1,2,3]	3,006,570
2,000,000	World Omni Auto Receivables Trust Series 2018-C, Class A2, 2.800%, 1/18/2022[1]	1,999,674
	TOTAL ASSET-BACKED SECURITIES
	(Cost $86,105,478)	86,029,078
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
2,810,368	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2014-DN2, Class M2, 4.160% (LIBOR 1 Month+165 basis points), 4/25/2024[1,2]	2,835,709
4,500,000	Holmes Master Issuer PLC Series 2018-2A, Class A2, 3.207% (LIBOR 3 Month+42 basis points), 10/15/2054[1,2,3]	4,488,779
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $7,278,740)	7,324,488
	COMMERCIAL PAPERS — 1.2%
3,000,000	Ford Motor Co. 4.060%, 1/3/2020	2,894,127
	TOTAL COMMERCIAL PAPERS
	(Cost $2,886,320)	2,894,127
	CORPORATE BONDS — 38.4%
	COMMUNICATIONS — 3.1%
2,500,000	Comcast Corp. 3.237% (LIBOR 3 Month+44 basis points), 10/1/2021[2]	2,502,928
5,000,000	Verizon Communications, Inc. 3.203% (LIBOR 3 Month+55 basis points), 5/22/2020[2]	5,017,255
		7,520,183
	CONSUMER, CYCLICAL — 6.9%
1,000,000	Alimentation Couche-Tard, Inc. 3.279% (LIBOR 3 Month+50 basis points), 12/13/2019[1,2,3,4]	999,801
	American Honda Finance Corp.
1,910,000	3.048% (LIBOR 3 Month+26 basis points), 6/16/2020[2]	1,909,605
3,000,000	2.828% (LIBOR 3 Month+21 basis points), 2/12/2021[2]	2,977,929

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$4,000,000	Daimler Finance North America LLC 3.127% (LIBOR 3 Month+45 basis points), 2/22/2021[2,3]	$3,967,304
5,000,000	Home Depot, Inc. 2.901% (LIBOR 3 Month+15 basis points), 6/5/2020[2]	4,998,575
1,500,000	Toyota Motor Credit Corp. 2.971% (LIBOR 3 Month+17 basis points), 9/18/2020[2]	1,500,097
		16,353,311
	CONSUMER, NON-CYCLICAL — 8.9%
5,000,000	BAT Capital Corp. 3.204% (LIBOR 3 Month+59 basis points), 8/14/2020[2]	4,953,790
5,000,000	Bayer U.S. Finance II LLC 3.452% (LIBOR 3 Month+63 basis points), 6/25/2021[1,2,3]	4,949,075
1,770,000	Cigna Corp 3.438% (LIBOR 3 Month+65 basis points), 9/17/2021[1,2,3]	1,759,955
5,000,000	Kraft Heinz Foods Co. 3.021% (LIBOR 3 Month+42 basis points), 8/9/2019[2]	4,997,255
1,820,000	Tyson Foods, Inc. 3.096% (LIBOR 3 Month+45 basis points), 8/21/2020[2]	1,800,002
2,650,000	UnitedHealth Group, Inc. 2.857% (LIBOR 3 Month+7 basis points), 10/15/2020[2]	2,642,789
		21,102,866
	FINANCIAL — 18.5%
3,000,000	Bank of New York Mellon 3.036% (LIBOR 3 Month+30 basis points), 12/4/2020[1,2]	3,002,424
2,367,000	Charles Schwab Corp. 2.966% (LIBOR 3 Month+32 basis points), 5/21/2021[1,2]	2,362,671
4,170,000	Compass Bank 3.501% (LIBOR 3 Month+73 basis points), 6/11/2021[1,2]	4,127,829
	Fifth Third Bank
1,670,000	3.412% (LIBOR 3 Month+59 basis points), 9/27/2019[1,2]	1,674,838
1,050,000	3.205% (LIBOR 3 Month+44 basis points), 7/26/2021[1,2]	1,045,723
5,000,000	Goldman Sachs Group, Inc. 3.932% (LIBOR 3 Month+116 basis points), 4/23/2020[1,2]	5,035,065
5,000,000	JPMorgan Chase & Co. 3.727% (LIBOR 3 Month+95.5 basis points), 1/23/2020[2]	5,039,205
4,000,000	Metropolitan Life Global Funding I 3.024% (LIBOR 3 Month+22 basis points), 9/19/2019[2,3]	4,003,240
4,000,000	Morgan Stanley 3.414% (LIBOR 3 Month+80 basis points), 2/14/2020[1,2]	4,000,016
3,500,000	New York Life Global Funding 0.000% (LIBOR 3 Month+28 basis points), 1/28/2021[2,3]	3,499,664

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$2,000,000	PNC Bank N.A. 3.000% (LIBOR 3 Month+36 basis points), 5/19/2020[2]	$2,002,900
5,000,000	Toronto-Dominion Bank 3.201% (LIBOR 3 Month+43 basis points), 6/11/2021[2,4]	5,006,480
3,000,000	Wells Fargo Bank N.A. 3.097% (LIBOR 3 Month+31 basis points), 1/15/2021[2]	2,994,966
		43,795,021
	UTILITIES — 1.0%
2,410,000	Sempra Energy 3.287% (LIBOR 3 Month+50 basis points), 1/15/2021[1,2]	2,378,034
	TOTAL CORPORATE BONDS
	(Cost $91,395,310)	91,149,415
	MUNICIPAL BONDS — 1.7%
4,000,000	State of Mississippi 2.907% (LIBOR 1 Month+40 basis points), 11/1/2020[1,2]	4,008,960
	TOTAL MUNICIPAL BONDS
	(Cost $4,000,000)	4,008,960

Number of Shares
	SHORT-TERM INVESTMENTS — 19.1%
45,227,477	Federated Treasury Obligations Fund – Institutional Class, 2.231%[5]	45,227,477
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $45,227,477)	45,227,477
	TOTAL INVESTMENTS — 99.8%
	(Cost $236,893,325)	236,633,545
	Other Assets in Excess of Liabilities — 0.2%	451,213
	TOTAL NET ASSETS — 100.0%	$237,084,758

LLC – Limited Liability Company

PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $79,315,929, which represents 33.45% of total net assets of the Fund.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361  Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	January 31, 2019	(Depreciation)

(277)	CBOE Volatility Index	February 2019	$(4,742,819)	$(4,743,625)	$(806)
(191)	E-Mini Dow	March 2019	(23,834,858)	(23,852,080)	(17,222)
(459)	E-Mini Nasdaq 100 Index	March 2019	(63,485,313)	(63,477,405)	7,908
(469)	E-mini S&P 500	March 2019	(63,425,288)	(63,420,525)	4,763
(65)	E-mini S&P MidCap 400	March 2019	(11,823,282)	(11,934,650)	(111,368)
(857)	Russell 2000 Index	March 2019	(63,548,291)	(64,283,570)	(735,279)

TOTAL FUTURES CONTRACTS			$(230,859,851)	$(231,711,855)	$(852,004)

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 80.7%
	United States Treasury Bill
$17,839,000	2.32%, 2/14/2019	$17,824,158
21,417,000	2.33%, 3/14/2019	21,359,924
20,110,600	2.36%, 4/11/2019	20,019,780
	Total U.S. Treasury Bills
	(Cost $59,204,041)	59,203,862
	SHORT-TERM INVESTMENTS — 18.0%
13,206,706	UMB Money Market Fiduciary, 0.25%[1]	13,206,706
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,206,706)	13,206,706
	TOTAL INVESTMENTS — 98.7%
	(Cost $72,410,747)	72,410,568
	Other Assets in Excess of Liabilities — 1.3%	926,223
	TOTAL NET ASSETS — 100.0%	$73,336,791

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	January 31, 2019	(Depreciation)

(66)	E-mini Dow Index	March 2019	$(8,236,129)	$(8,242,080)	$(5,951)
(119)	E-mini NASDAQ 100 Index	March 2019	(16,459,155)	(16,457,105)	2,050
(74)	CME E-mini RUSSELL 2000 Index	March 2019	(5,487,445)	(5,550,740)	(63,295)
(15)	E-mini S&P 400 Index	March 2019	(2,728,450)	(2,754,150)	(25,700)
(162)	E-mini S&P 500 Index	March 2019	(21,908,095)	(21,906,450)	1,645

TOTAL FUTURES CONTRACTS			$(54,819,274)	$(54,910,525)	$(91,251)

See accompanying Notes to Schedule of Investments.

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 102.4%
	BASIC MATERIALS — 1.5%
22,436	Mosaic Co.[1]	$724,234
	COMMUNICATIONS — 5.9%
114	Amazon.com, Inc.*[1]	195,935
48	Cable One, Inc.	42,448
2,863	IAC/InterActiveCorp*[1]	604,895
34,645	Interpublic Group of Cos., Inc.[1]	788,174
9,578	TripAdvisor, Inc.*[1]	549,586
3,157	Viacom, Inc. - Class A1	108,253
19,933	Viacom, Inc. - Class B1	586,429
		2,875,720
	CONSUMER, CYCLICAL — 9.1%
4,927	Best Buy Co., Inc.[1]	291,875
3,773	Burlington Stores, Inc.*[1]	647,862
4,813	Costco Wholesale Corp.[1]	1,033,014
10,833	Genuine Parts Co.[1]	1,081,350
11,868	Las Vegas Sands Corp.[1]	692,617
4,341	Lululemon Athletica, Inc.*[1]	641,643
634	Wyndham Destinations, Inc.[1]	26,717
		4,415,078
	CONSUMER, NON-CYCLICAL — 22.0%
6,290	Automatic Data Processing, Inc.[1]	879,594
19,565	Booz Allen Hamilton Holding Corp.[1]	961,228
20,206	Bruker Corp.[1]	708,422
1,194	Chemed Corp.	355,740
3,471	IDEXX Laboratories, Inc.*[1]	738,559
8,416	Ingredion, Inc.[1]	833,184
1,312	Intuitive Surgical, Inc.*[1]	687,016
3,233	Masimo Corp.*[1]	402,153
6,617	Morningstar, Inc.[1]	821,501
5,318	PepsiCo, Inc.[1]	599,179
7,435	Philip Morris International, Inc.[1]	570,413
1,192	PRA Health Sciences, Inc.*[1]	126,316
10,143	Robert Half International, Inc.[1]	653,514
12,987	Tyson Foods, Inc. - Class A1	804,155
6,165	Varian Medical Systems, Inc.*[1]	813,965
6,769	West Pharmaceutical Services, Inc.[1]	732,880
		10,687,819
	ENERGY — 4.4%
11,964	ConocoPhillips[1]	809,843
8,668	Helmerich & Payne, Inc.[1]	485,321

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
7,520	PBF Energy, Inc. - Class A1	$275,383
3,934	Pioneer Natural Resources Co.[1]	559,887
		2,130,434
	FINANCIAL — 23.8%
1,600	American National Insurance Co.[1]	222,704
7,752	Aon PLC[1,2]	1,211,095
41,710	Apple Hospitality REIT, Inc.[1]	684,461
9,081	Comerica, Inc.[1]	715,038
36,985	Corporate Office Properties Trust - REIT[1]	913,159
52,801	FNB Corp.[1]	615,132
19,038	Highwoods Properties, Inc. - REIT[1]	843,764
11,124	Lamar Advertising Co. - Class A - REIT[1]	828,182
5,698	Mastercard, Inc. - Class A1	1,203,019
16,001	Mercury General Corp.[1]	827,252
93,666	MFA Financial, Inc. - REIT[1]	686,572
45,630	Old Republic International Corp.[1]	919,444
43,688	Outfront Media, Inc. - REIT[1]	906,526
2,425	Public Storage - REIT[1]	515,361
6,593	VICI Properties, Inc. - REIT[1]	141,947
10,865	Weingarten Realty Investors - REIT[1]	311,717
		11,545,373
	INDUSTRIAL — 12.9%
10,253	Agilent Technologies, Inc.[1]	779,741
12,150	Armstrong World Industries, Inc.[1]	826,686
12,367	Donaldson Co., Inc.[1]	584,712
14,403	Garmin Ltd.[1,2]	996,399
1,739	Honeywell International, Inc.[1]	249,772
16,481	National Instruments Corp.[1]	728,790
33,115	Schneider National, Inc. - Class B1	703,363
14,522	Waste Management, Inc.[1]	1,389,320
		6,258,783
	TECHNOLOGY — 14.3%
3,531	Adobe, Inc.*[1]	875,052
1,210	Apple, Inc.[1]	201,392
7,297	Aspen Technology, Inc.*[1]	705,109
14,812	Cadence Design Systems, Inc.*[1]	711,420
11,491	CDK Global, Inc.[1]	562,025
9,485	DXC Technology Co.[1]	608,178
7,391	Fortinet, Inc.*[1]	565,929
8,199	Leidos Holdings, Inc.[1]	475,542
1,892	Microsoft Corp.[1]	197,582

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
7,313	Synopsys, Inc.*[1]	$682,668
14,044	Teradata Corp.*[1]	623,273
6,757	Xilinx, Inc.[1]	756,379
		6,964,549
	UTILITIES — 8.5%
32,274	Hawaiian Electric Industries, Inc.[1]	1,200,270
30,963	MDU Resources Group, Inc.[1]	796,059
13,138	Pinnacle West Capital Corp.[1]	1,157,721
16,614	UGI Corp.[1]	947,496
		4,101,546
	TOTAL COMMON STOCKS
	(Cost $47,801,116)	49,703,536

Principal Amount
	SHORT-TERM INVESTMENTS — 14.4%
$7,001,817	UMB Money Market Fiduciary, 0.25%[3]	7,001,817
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,001,817)	7,001,817
	TOTAL INVESTMENTS — 116.8%
	(Cost $54,802,933)	56,705,353
	Liabilities in Excess of Other Assets — (16.8)%	(8,141,703)
	TOTAL NET ASSETS — 100.0%	$48,563,650

Number of Shares
	SECURITIES SOLD SHORT — (31.6)%
	COMMON STOCKS — (31.6)%
	COMMUNICATIONS — (3.4)%
(32,888)	FireEye, Inc.*	(581,460)
(7,873)	Okta, Inc.*	(648,971)
(11,455)	Zillow Group, Inc. - Class C*	(401,956)
		(1,632,387)
	CONSUMER, CYCLICAL — (3.2)%
(57,597)	Caesars Entertainment Corp.*	(526,437)
(2,020)	Garrett Motion, Inc.*	(32,259)
(19,739)	Mattel, Inc.*	(233,710)
(19,983)	Newell Brands, Inc.	(423,839)
(1,155)	Tesla, Inc.*	(354,608)
		(1,570,853)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL — (6.1)%
(11,329)	2U, Inc.*	$(644,054)
(5,943)	Alnylam Pharmaceuticals, Inc.*	(496,419)
(1,233)	AMERCO	(447,160)
(3,903)	Bluebird Bio, Inc.*	(520,777)
(4,939)	Insulet Corp.*	(400,997)
(1,538)	Nektar Therapeutics*	(65,119)
(6,549)	TreeHouse Foods, Inc.*	(382,200)
		(2,956,726)
	ENERGY — (6.9)%
(4,163)	Cheniere Energy, Inc.*	(273,301)
(23,781)	Equitrans Midstream Corp.*	(495,120)
(13,320)	First Solar, Inc.*	(673,859)
(12,805)	Hess Corp.	(691,470)
(25,237)	Kosmos Energy Ltd.*	(129,466)
(19,269)	Whiting Petroleum Corp.*	(551,671)
(42,969)	WPX Energy, Inc.*	(526,800)
		(3,341,687)
	FINANCIAL — (8.0)%
(10,777)	American International Group, Inc.	(465,890)
(10,661)	Brighthouse Financial, Inc.*	(398,082)
(94,938)	Colony Capital, Inc. - REIT	(576,274)
(16,234)	CyrusOne, Inc. - REIT	(879,883)
(24,962)	JBG SMITH Properties - REIT	(964,781)
(3,275)	OneMain Holdings, Inc.*	(97,890)
(6,895)	TFS Financial Corp.	(112,457)
(19,452)	Uniti Group, Inc. - REIT	(387,289)
		(3,882,546)
	INDUSTRIAL — (4.0)%
(8,762)	Arcosa, Inc.	(257,866)
(5,744)	Crown Holdings, Inc.*	(292,944)
(41,983)	General Electric Co.	(426,547)
(24,624)	Sealed Air Corp.	(972,648)
		(1,950,005)
	TOTAL COMMON STOCKS
	(Proceeds $14,738,052)	(15,334,204)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $14,738,052)	$(15,334,204)

PLC – Public Limited Company

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 102.6%
	BASIC MATERIALS — 3.7%
125,020	Covestro A.G.[1]	$6,908,310
20,701	LyondellBasell Industries N.V. - Class A2,3	1,800,366
227,982	Rio Tinto Ltd.	14,496,453
2,100	Showa Denko KK	70,534
		23,275,663
	COMMUNICATIONS — 14.0%
5,328	Booking Holdings, Inc.*[2]	9,765,212
285,354	Cisco Systems, Inc.[2]	13,494,391
253,814	eBay, Inc.*[2]	8,540,841
47,495	F5 Networks, Inc.*[2]	7,644,320
132,577	Interpublic Group of Cos., Inc.[2]	3,016,127
43,500	Kakaku.com, Inc.	763,678
250,000	KDDI Corp.	6,246,158
31,722	Motorola Solutions, Inc.[2]	3,708,619
28,800	Nippon Telegraph & Telephone Corp.	1,238,060
113,600	NTT DOCOMO, Inc.	2,729,446
966,000	Rakuten, Inc.	7,293,093
66,000	SoftBank Group Corp.	5,198,408
26,351	Telefonaktiebolaget LM Ericsson - B Shares	234,877
40,686	Telia Co. A.B.	177,307
5,800	Trend Micro, Inc.	308,600
70,857	TripAdvisor, Inc.*[2]	4,065,775
8,430	Twenty-First Century Fox, Inc. - Class B2	413,576
248,086	Viacom, Inc. - Class B2	7,298,690
287,200	ZOZO, Inc.	5,811,386
		87,948,564
	CONSUMER, CYCLICAL — 22.7%
39,800	ABC-Mart, Inc.	2,286,625
10,673	Advance Auto Parts, Inc.[2]	1,699,142
46,800	Bandai Namco Holdings, Inc.	2,067,470
19,554	Bayerische Motoren Werke A.G.	1,445,237
129,857	Best Buy Co., Inc.[2]	7,692,729
164,137	Carnival Corp.[2,3]	9,451,008
427,760	Crown Resorts Ltd.	3,727,516
94,783	Darden Restaurants, Inc.[2]	9,945,580
182,350	Delta Air Lines, Inc.[2]	9,013,561
247,214	Deutsche Lufthansa A.G.	6,240,958
2,996	Domino's Pizza, Inc.[2]	850,055
265,236	easyJet PLC	4,394,902
9,706	Flight Centre Travel Group Ltd.	304,572
217,642	Gap, Inc.[2]	5,536,812

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
4,314,300	Genting Singapore Ltd.	$3,535,534
11,504	HUGO BOSS A.G.	824,808
100,928	Kohl's Corp.[2]	6,932,744
2,822,000	Li & Fung Ltd.	479,623
53,701	Lululemon Athletica, Inc.*[2]	7,937,545
213,960	Macy's, Inc.[2]	5,627,148
1,462,500	Marubeni Corp.	11,399,600
10,713	Nordstrom, Inc.[2]	497,190
82,043	Pandora A/S	3,562,931
9,170	Peugeot S.A.	230,667
55,654	Porsche Automobil Holding S.E.	3,618,880
65,103	Ralph Lauren Corp.[2]	7,561,062
19,100	Sankyo Co., Ltd.	740,241
288,400	Sumitomo Corp.	4,465,449
50,120	Swatch Group A.G.	2,788,648
175,517	Tapestry, Inc.[2]	6,794,263
19,070	Target Corp.[2]	1,392,110
107,928	United Continental Holdings, Inc.*[2]	9,418,877
		142,463,487
	CONSUMER, NON-CYCLICAL — 20.8%
232,594	Adecco Group A.G.	11,654,936
64,327	Amgen, Inc.[2]	12,036,225
129,759	Archer-Daniels-Midland Co.[2]	5,826,179
191,771	Atlantia S.p.A.	4,538,873
39,882	Baxter International, Inc.[2]	2,891,046
287	Chocoladefabriken Lindt & Spruengli A.G.	1,824,796
290,226	Coca-Cola Amatil Ltd.	1,772,558
359,760	Coca-Cola European Partners PLC[2,3]	17,117,381
34,857	Conagra Brands, Inc.[2]	754,306
434,500	Empire Co., Ltd.	9,767,983
73,278	Estee Lauder Cos., Inc. - Class A2	9,996,585
162,753	Gilead Sciences, Inc.[2]	11,394,338
12,102	H Lundbeck A/S	531,397
306	Illumina, Inc.*[2]	85,616
21,481	Jazz Pharmaceuticals PLC*2,3	2,704,243
26,837	ManpowerGroup, Inc.[2]	2,120,928
17,500	Medipal Holdings Corp.	403,920
2,511	Medtronic PLC[3]	221,947
5,356	Merck & Co., Inc.[2]	398,647
178,158	METRO A.G.	3,014,840
144,500	Metro, Inc.	5,253,246

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
60,776	Randstad N.V.	$2,929,567
144,701	Robert Half International, Inc.[2]	9,323,085
12,000	Suzuken Co., Ltd.	630,067
26,024	United Therapeutics Corp.*2	3,001,348
63,325	Varian Medical Systems, Inc.*2	8,360,800
64,757	William Demant Holding A/S*	2,045,717
		130,600,574
	DIVERSIFIED — 0.3%
1,406	Industrivarden A.B. - C Shares	28,986
105,500	Swire Pacific Ltd. - A Shares	1,249,451
37,958	Washington H Soul Pattinson & Co., Ltd.	728,009
		2,006,446
	ENERGY — 4.3%
100,271	HollyFrontier Corp.[2]	5,649,268
1,363,000	JXTG Holdings, Inc.	7,444,882
100,656	Phillips 66[2]	9,603,589
181,949	Repsol S.A.	3,193,635
40,674	Royal Dutch Shell PLC - B Shares	1,262,921
		27,154,295
	FINANCIAL — 12.8%
247,852	Aegon N.V.	1,276,819
597,877	AGNC Investment Corp. - REIT[2]	10,707,977
1,605,792	Annaly Capital Management, Inc. - REIT[2]	16,764,469
12,728	EXOR N.V.	813,696
222,600	H&R Real Estate Investment Trust - REIT	3,759,128
546,780	Hang Lung Group Ltd.	1,606,846
119	Japan Prime Realty Investment Corp. - REIT	485,350
242,141	Jefferies Financial Group, Inc.[2]	5,038,954
10,225	Jones Lang LaSalle, Inc.[2]	1,466,367
560,000	Kerry Properties Ltd.	2,325,957
78,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	402,345
232	Nippon Building Fund, Inc. - REIT	1,501,151
624,100	Power Corp. of Canada	12,406,006
586,100	RioCan Real Estate Investment Trust - REIT	11,119,842
291,400	SmartCentres Real Estate Investment Trust - REIT	7,384,795
30,400	Tokio Marine Holdings, Inc.	1,488,558
262	United Urban Investment Corp. - REIT	418,309
148,000	Wharf Real Estate Investment Co., Ltd.	1,012,459
		79,979,028

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 11.6%
131,242	Agilent Technologies, Inc.[2]	$9,980,954
4,205,557	Aurizon Holdings Ltd.	13,476,308
155,600	Brother Industries Ltd.	2,625,900
900	Canadian Pacific Railway Ltd.	184,459
2,100	Central Japan Railway Co.	453,857
862,100	ComfortDelGro Corp., Ltd.	1,495,963
49,462	CSX Corp.[2]	3,249,653
133,792	DSV A/S	10,677,719
164,766	Expeditors International of Washington, Inc.[2]	11,418,284
12,200	Hitachi Ltd.	383,794
34,700	Kamigumi Co., Ltd.	768,193
80,600	Konica Minolta, Inc.	811,562
21,400	Kyushu Railway Co.	730,647
14,800	Nippon Express Co., Ltd.	936,561
42,745	Norfolk Southern Corp.[2]	7,170,046
60,824	Old Dominion Freight Line, Inc.[2]	8,267,806
		72,631,706
	TECHNOLOGY — 9.9%
691	Adobe Systems, Inc.*[2]	171,244
97,960	Broadridge Financial Solutions, Inc.[2]	9,877,307
188,100	CGI Group, Inc.*	12,435,500
99,140	Citrix Systems, Inc.[2]	10,165,815
10,400	Constellation Software, Inc.	7,761,376
121,368	DXC Technology Co.[2]	7,782,116
92,076	Fortinet, Inc.*[2]	7,050,259
34,577	Maxim Integrated Products, Inc.	1,876,494
18,470	NetApp, Inc.[2]	1,177,832
15,400	Open Text Corp.	547,438
42,021	Seagate Technology PLC[2,3]	1,860,690
59,984	Xerox Corp.[2]	1,692,149
		62,398,220
	UTILITIES — 2.5%
69,592	AES Corp.	1,140,613
81,500	Chubu Electric Power Co., Inc.	1,290,027
32,000	CLP Holdings Ltd.	372,704
79,981	Enel S.p.A.	483,383
191,798	OGE Energy Corp.[2]	7,854,128
4,719	Pinnacle West Capital Corp.[2]	415,838
103,637	Terna Rete Elettrica Nazionale S.p.A.	638,702
91,900	Tokyo Gas Co., Ltd.	2,416,530
14,967	UGI Corp.[2]	853,568

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
2,887	Verbund A.G.	$147,542
		15,613,035
	TOTAL COMMON STOCKS
	(Cost $642,038,525)	644,071,018

Principal Amount
	SHORT-TERM INVESTMENTS — 12.9%
$81,153,991	UMB Money Market Fiduciary, 0.25%[4]	81,153,991
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $81,153,991)	81,153,991
	TOTAL INVESTMENTS — 115.5%
	(Cost $723,192,516)	725,225,009
	Liabilities in Excess of Other Assets — (15.5)%	(97,464,601)
	TOTAL NET ASSETS — 100.0%	$627,760,408

Number of Shares
	SECURITIES SOLD SHORT — (31.4)%
	COMMON STOCKS — (31.4)%
	BASIC MATERIALS — (3.9)%
(313,900)	First Quantum Minerals Ltd.	(3,633,500)
(97,180)	Fresnillo PLC	(1,283,110)
(214,400)	Nutrien Ltd.	(11,106,703)
(465,325)	thyssenkrupp A.G.	(8,269,492)
(186,200)	Turquoise Hill Resources Ltd.*	(311,750)
		(24,604,555)
	COMMUNICATIONS — (2.2)%
(12,065)	Charter Communications, Inc. - Class A*	(3,994,118)
(1,316)	Iliad S.A.	(150,667)
(32,814)	Liberty Global PLC*[3]	(773,098)
(13,408)	Netflix, Inc.*	(4,552,016)
(27,100)	Shopify, Inc.*	(4,561,627)
		(14,031,526)
	CONSUMER, CYCLICAL — (2.7)%
(7,052)	Mohawk Industries, Inc.*	(908,227)
(338,127)	Newell Brands, Inc.	(7,171,674)
(15,954)	Tesla, Inc.*	(4,898,197)
(7,964)	Whirlpool Corp.	(1,059,292)
(22,705)	Wynn Resorts Ltd.	(2,792,942)
		(16,830,332)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL — (5.6)%
(75,367)	Alnylam Pharmaceuticals, Inc.*	$(6,295,406)
(91,029)	BioMarin Pharmaceutical, Inc.*	(8,936,317)
(98,973)	Incyte Corp.*	(7,976,234)
(36,130)	Nektar Therapeutics*	(1,529,744)
(4,593)	Ramsay Health Care Ltd.	(189,693)
(112,008)	Seattle Genetics, Inc.*	(8,560,771)
(200,465)	Transurban Group	(1,777,781)
		(35,265,946)
	ENERGY — (4.9)%
(109,772)	Cheniere Energy, Inc.*	(7,206,532)
(31,060)	Concho Resources, Inc.*	(3,722,230)
(232,803)	Devon Energy Corp.	(6,204,200)
(4,820)	EQT Corp.	(93,845)
(1)	Equitrans Midstream Corp.*	(4)
(161,515)	Halliburton Co.	(5,065,110)
(95,019)	Hess Corp.	(5,131,026)
(91,494)	John Wood Group PLC	(649,387)
(38,800)	Seven Generations Energy Ltd. - Class A*	(301,187)
(146)	Targa Resources Corp.	(6,280)
(96,882)	TechnipFMC PLC[3]	(2,224,411)
		(30,604,212)
	FINANCIAL — (5.4)%
(111,700)	Acom Co., Ltd.	(391,596)
(42,027)	Banco Santander S.A.	(199,312)
(966,112)	Deutsche Bank A.G.	(8,587,748)
(2,041)	Equinix, Inc. - REIT	(804,154)
(258,538)	Invitation Homes, Inc. - REIT	(5,814,520)
(22,814)	London Stock Exchange Group PLC	(1,372,108)
(2,973,482)	Melrose Industries PLC	(6,590,880)
(50,019)	SBA Communications Corp. - REIT*	(9,129,968)
(65,463)	St James's Place PLC	(806,936)
		(33,697,222)
	INDUSTRIAL — (4.4)%
(2,741)	AP Moller - Maersk A/S - Class B	(3,665,775)
(64,000)	Bombardier, Inc. - Class B*	(96,925)
(178,076)	CNH Industrial N.V.	(1,750,187)
(134,233)	Cognex Corp.	(6,107,602)
(3,473)	Deere & Co.	(569,572)
(480,547)	General Electric Co.	(4,882,358)
(318,885)	James Hardie Industries PLC	(3,551,823)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(101,100)	MISUMI Group, Inc.	$(2,314,085)
(73,970)	OSRAM Licht A.G.	(3,147,446)
(9,934)	Prysmian S.p.A.	(213,408)
(14,514)	Vulcan Materials Co.	(1,475,348)
		(27,774,529)
	TECHNOLOGY — (2.3)%
(601,200)	BlackBerry Ltd.*	(4,840,712)
(583,484)	STMicroelectronics N.V.	(9,308,630)
		(14,149,342)
	TOTAL COMMON STOCKS
	(Proceeds $198,719,781)	(196,957,664)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $198,719,781)	$(196,957,664)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,908,310, which represents 1.10% of total net assets of the Fund.

[2]	All or a portion of this security is segregated as collateral for securities sold short.

[3]	Foreign security denominated in U.S. Dollars.

[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.9%
	BASIC MATERIALS — 3.7%
190	Covestro A.G.[1]	$10,499
202	LyondellBasell Industries N.V. - Class A2,3	17,568
421	Rio Tinto Ltd.	26,770
800	Showa Denko KK	26,870
		81,707
	COMMUNICATIONS — 15.4%
21	Amazon.com, Inc.*[2]	36,093
4,949	Auto Trader Group PLC	29,702
17	Booking Holdings, Inc.*[2]	31,158
858	Cisco Systems, Inc.[2]	40,575
802	eBay, Inc.*[2]	26,987
174	F5 Networks, Inc.*[2]	28,005
1,600	Kakaku.com, Inc.	28,089
21	Motorola Solutions, Inc.[2]	2,455
1,100	NTT DOCOMO, Inc.	26,430
100	SoftBank Group Corp.	7,876
809	Telefonica SA	6,958
379	TripAdvisor, Inc.*[2]	21,747
871	Viacom, Inc. - Class B2	25,625
1,600	ZOZO, Inc.	32,376
		344,076
	CONSUMER, CYCLICAL — 18.7%
1,100	Bandai Namco Holdings, Inc.	48,594
71	Bayerische Motoren Werke A.G.	5,248
420	Best Buy Co., Inc.[2]	24,881
607	Carnival Corp.[2,3]	34,951
76	Carnival PLC	4,300
326	Darden Restaurants, Inc.[2]	34,207
667	Delta Air Lines, Inc.[2]	32,970
480	Gap, Inc.[2]	12,211
85	HUGO BOSS A.G.	6,094
162	Kohl's Corp.[2]	11,128
170	Lululemon Athletica, Inc.*[2]	25,128
342	Macy's, Inc.[2]	8,995
6,000	Marubeni Corp.	46,767
117	Pandora A/S	5,081
1,176	Peugeot S.A.	29,582
269	Porsche Automobil Holding S.E.	17,492
97	Ralph Lauren Corp.[2]	11,265
200	Sumitomo Corp.	3,097
56	Swatch Group A.G.	3,116

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
228	Target Corp.[2]	$16,644
385	United Continental Holdings, Inc.*[2]	33,599
		415,350
	CONSUMER, NON-CYCLICAL — 18.3%
382	AbbVie, Inc.[2]	30,671
250	Adecco Group A.G.	12,527
222	Amgen, Inc.[2]	41,539
45	Archer-Daniels-Midland Co.[2]	2,021
112	Baxter International, Inc.[2]	8,119
580	Coca-Cola European Partners PLC[2,3]	27,596
2,300	Empire Co., Ltd.	51,706
117	Estee Lauder Cos., Inc. - Class A2	15,961
525	Gilead Sciences, Inc.[2]	36,755
862	H Lundbeck A/S	37,850
227	Jazz Pharmaceuticals PLC*[2,3]	28,577
142	ManpowerGroup, Inc.[2]	11,222
16	Merck & Co., Inc.[2]	1,191
1,953	METRO A.G.	33,049
400	Metro, Inc.	14,542
250	Randstad N.V.	12,051
458	Robert Half International, Inc.[2]	29,509
100	Suzuken Co., Ltd.	5,251
19	United Therapeutics Corp.*[2]	2,191
175	William Demant Holding A/S*	5,528
		407,856
	DIVERSIFIED — 4.0%
4,500	Swire Pacific Ltd. - A Shares	53,294
1,905	Washington H Soul Pattinson & Co., Ltd.	36,537
		89,831
	ENERGY — 0.9%
509	Caltex Australia Ltd.	9,949
99	HollyFrontier Corp.[2]	5,578
45	Phillips 66[2]	4,293
		19,820
	FINANCIAL — 16.4%
4,914	Annaly Capital Management, Inc. - REIT[2]	51,302
459	EXOR N.V.	29,344
16,000	Hang Lung Group Ltd.	47,020
342	Jefferies Financial Group, Inc.[2]	7,117
1,500	Kerry Properties Ltd.	6,230

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
389	Pargesa Holding SA	$30,705
1,100	Power Corp. of Canada	21,866
3,100	RioCan Real Estate Investment Trust - REIT	58,815
2,300	SmartCentres Real Estate Investment Trust - REIT	58,288
1,100	Tokio Marine Holdings, Inc.	53,862
		364,549
	INDUSTRIAL — 7.8%
84	Agilent Technologies, Inc.[2]	6,388
14,186	Aurizon Holdings Ltd.	45,458
100	Central Japan Railway Co.	21,612
26,400	ComfortDelGro Corp., Ltd.	45,811
38	CSX Corp.[2]	2,497
239	Expeditors International of Washington, Inc.[2]	16,563
100	Nippon Express Co., Ltd.	6,328
90	Norfolk Southern Corp.[2]	15,096
99	Old Dominion Freight Line, Inc.[2]	13,457
27	Textron, Inc.[2]	1,437
		174,647
	TECHNOLOGY — 11.0%
122	Adobe, Inc.*[2]	30,234
700	CGI Group, Inc.*	46,278
354	Citrix Systems, Inc.[2]	36,299
395	DXC Technology Co.[2]	25,327
312	Fortinet, Inc.*[2]	23,890
1,556	HP, Inc.[2]	34,279
363	NetApp, Inc.[2]	23,148
554	Seagate Technology PLC[2,3]	24,531
		243,986
	UTILITIES — 3.7%
386	AES Corp.[2]	6,326
2,700	Chubu Electric Power Co., Inc.	42,737
24	Exelon Corp. [2]	1,146
6	NextEra Energy, Inc.[2]	1,074
708	OGE Energy Corp.[2]	28,993
29	UGI Corp.[2]	1,654
		81,930
	TOTAL COMMON STOCKS
	(Cost $2,163,305)	2,223,752

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.7%
$80,923	UMB Money Market Fiduciary, 0.25%[4]	$80,923
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $80,923)	80,923
	TOTAL INVESTMENTS — 103.6%
	(Cost $2,244,228)	2,304,675
	Liabilities in Excess of Other Assets — (3.6)%	(79,331)
	TOTAL NET ASSETS — 100.0%	$2,225,344

Number of Shares
	SECURITIES SOLD SHORT — (69.7)%
	COMMON STOCKS — (69.7)%
	BASIC MATERIALS — (6.4)%
(100)	Agnico Eagle Mines Ltd.	(4,349)
(500)	Barrick Gold Corp.	(6,693)
(11)	FMC Corp.	(878)
(200)	Franco-Nevada Corp.	(15,514)
(106)	Freeport-McMoRan, Inc.	(1,234)
(2,555)	Fresnillo PLC	(33,735)
(200)	Hitachi Metals Ltd.	(2,250)
(6)	International Flavors & Fragrances, Inc.	(851)
(2,300)	Kansai Paint Co., Ltd.	(40,358)
(300)	Nippon Paint Holdings Co., Ltd.	(10,068)
(300)	Nutrien Ltd.	(15,541)
(1,900)	Turquoise Hill Resources Ltd.*	(3,181)
(100)	Wheaton Precious Metals Corp.	(2,107)
(136)	Yara International ASA	(5,624)
		(142,383)
	COMMUNICATIONS — (3.8)%
(117)	Charter Communications, Inc. - Class A*	(38,733)
(13)	GoDaddy, Inc.*	(892)
(334)	Liberty Global PLC - Class A*[3]	(8,150)
(829)	Liberty Global PLC - Class C*[3]	(19,531)
(100)	Shopify, Inc.*	(16,832)
		(84,138)
	CONSUMER, CYCLICAL — (9.6)%
(20)	Aptiv PLC[3]	(1,583)
(100)	Denso Corp.	(4,600)
(345)	Dollar Tree, Inc.*	(33,406)
(22)	Harley-Davidson, Inc.	(811)
(1,632)	Mattel, Inc.*	(19,323)

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(41)	MGM Resorts International	$(1,207)
(245)	Mohawk Industries, Inc.*	(31,554)
(1,089)	Newell Brands, Inc.	(23,098)
(100)	Stanley Electric Co., Ltd.	(2,904)
(1,100)	Stars Group, Inc.*	(19,915)
(54)	Tesla, Inc.*	(16,579)
(224)	Whirlpool Corp.	(29,794)
(236)	Wynn Resorts Ltd.	(29,030)
		(213,804)
	CONSUMER, NON-CYCLICAL — (13.0)%
(191)	Alkermes PLC*[3]	(6,278)
(293)	Alnylam Pharmaceuticals, Inc.*	(24,474)
(310)	BioMarin Pharmaceutical, Inc.*	(30,433)
(339)	Incyte Corp.*	(27,320)
(416)	Nektar Therapeutics*	(17,614)
(1,317)	Ramsay Health Care Ltd.	(54,393)
(345)	Seattle Genetics, Inc.*	(26,368)
(7,089)	Transurban Group	(62,867)
(600)	Yakult Honsha Co. Ltd.	(40,043)
		(289,790)
	DIVERSIFIED — (2.7)%
(14,696)	Bollore S.A.	(60,621)
	ENERGY — (8.9)%
(1,800)	Cenovus Energy, Inc.	(14,055)
(541)	Cheniere Energy, Inc.*	(35,517)
(285)	Concho Resources, Inc.*	(34,154)
(53)	Devon Energy Corp.	(1,413)
(1,053)	Halliburton Co.	(33,022)
(383)	Helmerich & Payne, Inc.	(21,444)
(105)	Hess Corp.	(5,670)
(330)	John Wood Group PLC	(2,342)
(87)	National Oilwell Varco, Inc.	(2,565)
(349)	Schlumberger Ltd. [3]	(15,429)
(230)	Targa Resources Corp.	(9,892)
(867)	Williams Cos., Inc.	(23,348)
		(198,851)
	FINANCIAL — (9.4)%
(12)	Cboe Global Markets, Inc.	(1,119)
(3,214)	Deutsche Bank A.G.	(28,569)

361 Global Equity Absolute Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(56)	Equinix, Inc. - REIT[3]	$(22,064)
(1,401)	Invitation Homes, Inc. - REIT[3]	(31,508)
(98)	London Stock Exchange Group PLC	(5,894)
(7,272)	Melrose Industries PLC	(16,119)
(2,444)	QBE Insurance Group Ltd.	(19,126)
(175)	SBA Communications Corp. - REIT*	(31,943)
(24)	SEI Investments Co.	(1,141)
(4,087)	St James's Place PLC	(50,379)
		(207,862)
	INDUSTRIAL — (11.9)%
(5)	AP Moller - Maersk A/S - Class B	(6,687)
(3,663)	CNH Industrial N.V.	(36,001)
(682)	Cognex Corp.	(31,031)
(849)	Ferrovial S.A.	(19,038)
(419)	General Electric Co.	(4,257)
(3,781)	James Hardie Industries PLC	(42,114)
(1,900)	MISUMI Group, Inc.	(43,489)
(555)	OSRAM Licht A.G.	(23,616)
(480)	Sealed Air Corp.	(18,960)
(376)	Vulcan Materials Co.	(38,220)
		(263,413)
	TECHNOLOGY — (4.0)%
(2,900)	BlackBerry Ltd.*	(23,350)
(5,100)	Renesas Electronics Corp.*	(29,404)
(2,287)	STMicroelectronics N.V.	(36,486)
		(89,240)
	TOTAL COMMON STOCKS
	(Proceeds $1,501,995)	(1,550,102)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,501,995)	$(1,550,102)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,499, which represents 0.47% of total net assets of the Fund.

[2]	All or a portion of this security is segregated as collateral for securities sold short.

[3]	Foreign security denominated in U.S. Dollars.

[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 33.2%
	BASIC MATERIALS — 3.0%
4,174	Cia de Minas Buenaventura S.A.A. - ADR	$65,323
23,000	Cia Siderurgica Nacional S.A. - ADR*	64,170
1,046	POSCO - ADR	62,990
1,210	Rio Tinto PLC - ADR	68,087
24,200	Yamana Gold, Inc.[1]	68,486
		329,056
	COMMUNICATIONS — 4.8%
1,493	China Mobile Ltd. - ADR	78,338
2,260	eBay, Inc.*	76,049
8,760	Extreme Networks, Inc.*	66,225
2,632	JD.com, Inc. - ADR*	65,405
11,822	Nokia OYJ - ADR	75,070
2,497	Telefonica Brasil S.A. - ADR	33,460
3,865	TIM Participacoes S.A. - ADR	65,473
9,721	Turkcell Iletisim Hizmetleri A.S. - ADR	67,561
		527,581
	CONSUMER, CYCLICAL — 5.6%
8,090	Arcos Dorados Holdings, Inc. - Class A1	74,185
802	Copa Holdings S.A. - Class A1	76,070
1,168	Crocs, Inc.*	33,545
9,089	Gol Linhas Aereas Inteligentes S.A. - ADR*	123,338
1,123	Huazhu Group Ltd. - ADR	35,655
5,770	Latam Airlines Group S.A. - ADR	67,278
856	Mohawk Industries, Inc.*	110,244
556	Spirit Airlines, Inc.*	32,704
715	Yum! Brands, Inc.	67,196
		620,215
	CONSUMER, NON-CYCLICAL — 4.7%
10,721	BRF S.A. - ADR*	69,686
80	Cigna Corp.	15,985
7,333	Cosan Ltd. - Class A1	80,883
1,747	Dr Reddy's Laboratories Ltd. - ADR	66,718
470	HCA Healthcare, Inc.	65,532
839	PayPal Holdings, Inc.*	74,470
199	Procter & Gamble Co.	19,197
922	Square, Inc. - Class A*	65,785
1,150	TreeHouse Foods, Inc.*	67,114
		525,370
	ENERGY — 1.3%
4,430	JinkoSolar Holding Co., Ltd. - ADR*	73,804

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
4,300	Ultrapar Participacoes S.A. - ADR	$67,854
		141,658
	FINANCIAL — 3.5%
5,810	Banco Bradesco S.A. - ADR	72,160
6,204	Banco Santander Brasil S.A. - ADR	82,513
2,234	Grupo Financiero Galicia S.A. - ADR	81,563
1,199	HCP, Inc. - REIT	37,817
7,615	Itau Unibanco Holding S.A. - ADR	81,024
2,050	Medical Properties Trust, Inc. - REIT	37,310
		392,387
	INDUSTRIAL — 2.4%
1,510	Aerojet Rocketdyne Holdings, Inc.*	59,600
5,172	Loma Negra Cia Industrial Argentina S.A. - ADR*	67,029
760	Moog, Inc. - Class A	67,997
170	TransDigm Group, Inc.*	66,470
		261,096
	TECHNOLOGY — 4.3%
3,964	Bilibili, Inc. - ADR*	72,977
270	Broadcom Inc.	72,428
868	Coupa Software, Inc.*	75,481
2,907	LivePerson, Inc.*	68,227
256	NetEase, Inc. - ADR	64,494
250	ServiceNow, Inc.*	55,005
384	Workday, Inc. - Class A*	69,708
		478,320
	UTILITIES — 3.6%
2,139	CenterPoint Energy, Inc.	66,138
17,260	Cia Energetica de Minas Gerais - ADR	65,070
3,613	Cia Paranaense de Energia - ADR	35,407
6,759	Enel Americas S.A. - ADR	69,888
4,182	Korea Electric Power Corp. - ADR	64,110
719	OGE Energy Corp.	29,443
1,966	York Water Co.	64,682
		394,738
	TOTAL COMMON STOCKS
	(Cost $3,491,455)	3,670,421
	EXCHANGE-TRADED FUNDS — 69.8%
1,985	Global X MSCI Argentina ETF	55,481
6,122	iShares Core U.S. Aggregate Bond ETF	657,870
1,623	iShares JP Morgan USD Emerging Markets Bond ETF	176,712

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
5,643	iShares MSCI Brazil ETF	$256,023
2,376	iShares MSCI Chile ETF	111,007
5,676	iShares MSCI Emerging Markets ETF	244,636
7,313	iShares MSCI Hong Kong ETF	180,850
11,750	iShares MSCI Indonesia ETF	325,240
5,128	iShares MSCI Philippines ETF - Class N.A.	178,813
1,331	iShares MSCI Thailand ETF	120,988
3,839	iShares MSCI Turkey ETF	110,947
35,202	iShares Short Maturity Bond ETF[2]	1,763,972
2,680	iShares Short Treasury Bond ETF - Class N.A.	296,328
34,564	JPMorgan Ultra-Short Income ETF	1,735,804
12,142	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund[2]	1,231,199
2,198	SPDR Gold Shares*	274,200
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $7,646,111)	7,720,070

Principal Amount
	SHORT-TERM INVESTMENTS — 0.6%
$69,314	UMB Money Market Fiduciary, 0.25%[3]	69,314
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $69,314)	69,314
	TOTAL INVESTMENTS — 103.6%
	(Cost $11,206,880)	11,459,805
	Liabilities in Excess of Other Assets — (3.6)%	(397,557)
	TOTAL NET ASSETS — 100.0%	$11,062,248

Number of Shares
	SECURITIES SOLD SHORT — (7.4)%
	COMMON STOCKS — (7.4)%
	COMMUNICATIONS — (0.7)%
(2,145)	Yelp, Inc.*	(78,121)

	CONSUMER, CYCLICAL — (2.0)%
(5,267)	Bed Bath & Beyond, Inc.	(79,479)
(364)	Costco Wholesale Corp.	(78,126)
(2,574)	Macy's, Inc.	(67,696)
		(225,301)
	CONSUMER, NON-CYCLICAL — (2.2)%
(2,478)	Alkermes PLC*[1]	(81,452)
(278)	Illumina, Inc.*	(77,781)

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(4,983)	Quanex Building Products Corp.	$(77,984)
		(237,217)
	FINANCIAL — (1.4)%
(2,600)	Franklin Resources, Inc.	(76,986)
(860)	Northern Trust Corp.	(76,076)
		(153,062)
	INDUSTRIAL — (0.7)%
(462)	General Dynamics Corp.	(79,080)

	TECHNOLOGY — (0.4)%
(1,033)	Western Digital Corp.	(46,475)

	TOTAL COMMON STOCKS
	(Proceeds $790,609)	(819,256)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $790,609)	$(819,256)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	BASIC MATERIALS — 3.4%
6,662	Kraton Corp.*	$187,869
3,118	Minerals Technologies, Inc.	182,621
5,490	PolyOne Corp.	177,711
919	Quaker Chemical Corp.	187,899
2,158	Stepan Co.	189,753
		925,853
	COMMUNICATIONS — 2.7%
6,991	Boingo Wireless, Inc.*	168,623
4,825	Cargurus, Inc.*	206,365
10,976	EW Scripps Co. - Class A	206,129
9,572	Gray Television, Inc.*	159,948
		741,065
	CONSUMER, CYCLICAL — 12.0%
9,161	Abercrombie & Fitch Co. - Class A	198,519
2,704	Asbury Automotive Group, Inc.*	191,038
3,286	BJ's Restaurants, Inc.	163,741
7,241	Boot Barn Holdings, Inc.*	169,657
5,561	Crocs, Inc.*	159,712
10,289	Dana, Inc.	181,292
2,947	Fox Factory Holding Corp.*	174,845
12,503	Habit Restaurants, Inc. - Class A*	127,781
5,624	La-Z-Boy, Inc.	166,583
3,977	Malibu Boats, Inc. - Class A*	161,267
4,459	Marcus Corp.	198,738
5,419	MasterCraft Boat Holdings, Inc.*	118,297
1,322	RH*	179,620
4,343	Rush Enterprises, Inc. - Class A	166,120
6,834	SeaWorld Entertainment, Inc.*	178,026
4,930	Shoe Carnival, Inc.	181,818
4,937	Sleep Number Corp.*	177,732
11,144	Steelcase, Inc. - Class A	183,876
5,393	Triton International Ltd.[1]	193,878
		3,272,540
	CONSUMER, NON-CYCLICAL — 21.5%
10,401	Acorda Therapeutics, Inc.*	172,969
1,460	Amedisys, Inc.*	191,494
13,878	Arrowhead Pharmaceuticals, Inc.*	195,957
2,577	ASGN, Inc.*	162,325
8,089	Assembly Biosciences, Inc.*	184,267
2,577	BioTelemetry, Inc.*	185,080
5,150	Chefs' Warehouse, Inc.*	165,418

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
5,632	Chegg, Inc.*	$198,359
691	Chemed Corp.	205,876
2,696	CONMED Corp.	189,664
6,558	Editas Medicine, Inc.*	142,505
4,179	Ensign Group, Inc.	182,079
2,144	Genomic Health, Inc.*	162,537
2,054	Green Dot Corp. - Class A*	152,037
1,722	Haemonetics Corp.*	170,323
11,387	Halozyme Therapeutics, Inc.*	184,242
5,142	Heidrick & Struggles International, Inc.	169,943
5,120	HMS Holdings Corp.*	153,549
2,192	Integer Holdings Corp.*	177,530
5,752	K12, Inc.*	181,245
3,447	Korn Ferry	157,183
1,199	Ligand Pharmaceuticals, Inc.*	141,602
10,901	MacroGenics, Inc.*	127,869
878	Medifast, Inc.	111,717
3,290	Medpace Holdings, Inc.*	211,876
3,988	Pacira Pharmaceuticals, Inc.*	162,232
2,995	REGENXBIO, Inc.*	131,660
8,780	Simply Good Foods Co.*	173,756
1,774	U.S. Physical Therapy, Inc.	187,849
1,737	USANA Health Sciences, Inc.*	203,403
6,016	Vanda Pharmaceuticals, Inc.*	163,214
11,293	Vericel Corp.*	194,240
6,143	Wright Medical Group N.V.*[1]	183,307
5,068	Xencor, Inc.*	182,955
		5,860,262
	ENERGY — 2.2%
17,855	Archrock, Inc.	168,551
5,706	Bonanza Creek Energy, Inc.*	131,523
17,392	Gulfport Energy Corp.*	145,919
34,869	Southwestern Energy Co.*	152,378
		598,371
	FINANCIAL — 25.7%
3,488	Agree Realty Corp. - REIT	230,313
3,899	American Assets Trust, Inc. - REIT	167,423
5,818	American Equity Investment Life Holding Co.	182,220
6,211	Americold Realty Trust - REIT	182,106
8,003	ARMOUR Residential REIT, Inc. - REIT	168,223
6,296	Axos Financial, Inc.*	191,147

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
3,182	Banner Corp.	$173,546
21,081	Cousins Properties, Inc. - REIT	186,567
7,782	CVB Financial Corp.	170,504
1,987	EastGroup Properties, Inc. - REIT	205,575
3,966	Employers Holdings, Inc.	168,039
7,323	Enova International, Inc.*	168,795
1,308	Enterprise Financial Services Corp.	57,722
4,967	Essent Group Ltd.*[1]	197,438
19,554	First BanCorp[1]	208,250
1,041	First Financial Bankshares, Inc.	63,605
8,343	First Midwest Bancorp, Inc.	183,713
4,196	Hancock Whitney Corp.	172,372
5,001	HFF, Inc. - Class A	207,141
2,510	IBERIABANK Corp.	185,464
15,412	Investors Bancorp, Inc.	187,102
2,760	Kemper Corp.	207,497
10,219	Ladder Capital Corp. - REIT	176,890
3,499	McGrath RentCorp	176,350
16,335	MGIC Investment Corp.*	203,861
2,469	National Health Investors, Inc. - REIT	205,569
8,890	NMI Holdings, Inc. - Class A*	195,580
9,889	OFG Bancorp[1]	191,649
23,012	On Deck Capital, Inc.*	173,050
6,633	Provident Financial Services, Inc.	163,901
10,804	Radian Group, Inc.	207,869
2,588	Ryman Hospitality Properties, Inc. - REIT	207,946
9,609	Sterling Bancorp	184,877
7,581	Tanger Factory Outlet Centers, Inc. - REIT	172,468
4,593	Terreno Realty Corp. - REIT	185,282
8,634	Tier REIT, Inc. - REIT	202,899
6,517	United Community Banks, Inc.	167,617
3,910	Universal Insurance Holdings, Inc.	147,485
4,358	WesBanco, Inc.	176,978
		7,005,033
	INDUSTRIAL — 15.4%
4,048	ArcBest Corp.	152,286
9,415	Atkore International Group, Inc.*	218,334
2,905	Atlas Air Worldwide Holdings, Inc.*	154,604
3,716	Comfort Systems USA, Inc.	178,256
2,625	EMCOR Group, Inc.	171,229
2,192	EnerSys	186,890

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
2,670	EnPro Industries, Inc.	$176,353
3,802	Exponent, Inc.	189,948
3,664	Fabrinet*[1]	208,262
7,533	Federal Signal Corp.	165,575
9,041	GasLog Ltd.[1]	162,105
3,735	Generac Holdings, Inc.*	197,693
6,842	Golar LNG Ltd.[1]	152,371
6,629	Harsco Corp.*	141,198
7,899	KEMET Corp.	139,970
3,764	MasTec, Inc.*	167,046
2,159	Moog, Inc. - Class A	193,166
2,607	Novanta, Inc.*[1]	181,656
10,311	PGT Innovations, Inc.*	171,575
1,512	Proto Labs, Inc.*	187,715
5,412	Sanmina Corp.*	168,963
1,751	SYNNEX Corp.	169,427
1,957	Tech Data Corp.*	187,148
10,602	Turtle Beach Corp.*	157,864
		4,179,634
	TECHNOLOGY — 11.8%
1,016	CACI International, Inc. - Class A*	169,855
14,710	Cloudera, Inc.*	198,585
2,625	Coupa Software, Inc.*	228,270
3,679	Cree, Inc.*	185,532
5,146	CSG Systems International, Inc.	186,234
6,057	Diodes, Inc.*	203,697
3,585	Five9, Inc.*	183,301
1,322	HubSpot, Inc.*	209,286
9,034	Impinj, Inc.*	138,401
3,780	Lumentum Holdings, Inc.*	184,880
2,491	MAXIMUS, Inc.	174,694
6,842	PlayAGS, Inc.*	171,460
2,368	Qualys, Inc.*	204,903
7,245	SailPoint Technologies Holding, Inc.*	206,845
2,188	SPS Commerce, Inc.*	193,988
5,897	Upland Software, Inc.*	184,222
8,526	Xperi Corp.	182,712
		3,206,865
	UTILITIES — 3.3%
2,599	American States Water Co.	176,004
3,163	Black Hills Corp.	214,736

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
1,811	IDACORP, Inc.	$176,572
1,972	ONE Gas, Inc.	162,000
3,805	PNM Resources, Inc.	162,055
		891,367
	Total Common Stocks
	(Cost $25,957,625)	26,680,990

Principal Amount
	SHORT-TERM INVESTMENTS — 1.4%
$374,056	UMB Money Market Fiduciary, 0.25%[2]	374,056
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $374,056)	374,056
	TOTAL INVESTMENTS — 99.4%
	(Cost $26,331,681)	27,055,046

	Other Assets in Excess of Liabilities — 0.6%	152,861
	TOTAL NET ASSETS — 100.0%	$27,207,907

REIT – Real Estate Investment Trusts

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2019 (Unaudited)

Note 1 – Organization

361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (formerly known as 361 Global Counter-Trend) (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Global Equity Absolute Return Fund (“Global Equity Absolute Return” or “Global Equity Absolute Return Fund”), 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”), and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Global Long/Short Equity Fund, Global Equity Absolute Return Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund are diversified Funds. The Domestic Long/Short Equity Fund is a non-diversified Fund.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2019 (Unaudited)

The Global Equity Absolute Return Fund’s primary investment objective is to seek absolute (positive) returns. The Fund also seeks long-term capital appreciation. The Fund commenced investment operations on December 31, 2018, with three classes of shares, Investor Class, Class I and Class Y.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2019 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At January 31, 2019, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund
Cost of investments	$236,893,325	$72,410,747	$40,195,612

Gross unrealized appreciation	$163,407	$110	$3,699,990
Gross unrealized depreciation	(423,187)	(289)	(2,524,453)
Net unrealized appreciation (depreciation) on investments	$(259,780)	$(179)	$1,175,537

	Global Long/Short Equity Fund	Global Equity Absolute Return Fund	Macro Opportunity Fund
Cost of investments	$527,505,201	$742,233	$10,430,397

Gross unrealized appreciation	$47,401,610	$82,108	$276,752
Gross unrealized depreciation	(46,639,466)	(69,768)	(66,600)
Net unrealized appreciation on investments	$762,144	$12,340	$210,152

U.S. Small Cap Equity Fund
Cost of investments	$26,748,377

Gross unrealized appreciation	$1,983,509
Gross unrealized depreciation	(1,676,840)
Net unrealized appreciation on investments	$306,669

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2019 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2019, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$86,029,078	$-	$86,029,078
Collateralized Mortgage Obligations	-	7,324,488	-	7,324,488
Commercial Papers		2,894,127		2,894,127
Corporate Bonds[1]	-	91,149,415	-	91,149,415
Municipal Bonds	-	4,008,960	-	4,008,960
Short-Term Investments	45,227,477	-	-	45,227,477
Total Investments	45,227,477	191,406,068	-	236,633,545
Other Financial Instruments[2]
Futures Contracts	12,671	-	-	12,671
Total Assets	$45,240,148	$191,406,068	$-	$236,646,216

Liabilities
Other Financial Instruments[2]
Futures Contracts	$864,675	$-	$-	$864,675
Total Liabilities	$864,675	$-	$-	$864,675

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2019 (Unaudited)

Global Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$13,206,706	$-	$-	$13,206,706
U.S. Treasury Bills	-	59,203,862	-	59,203,862
Total Investments	13,206,706	$59,203,862	$-	$72,410,568
Other Financial Instruments[2]
Futures Contracts	3,695	-	-	3,695
Total Assets	$13,210,401	$59,203,862	$-	$72,414,263

Liabilities
Other Financial Instruments[2]
Futures Contracts	$94,946	$-	$-	$94,946
Total Liabilities	$94,946	$-	$-	$94,946

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$49,703,536	$-	$-	$49,703,536
Short-Term Investments	7,001,817	-	-	7,001,817
Total Assets	$56,705,353	$-	$-	$56,705,353

Liabilities
Securities Sold Short
Common Stocks[1]	$15,334,204	$-	$-	$15,334,204
Total Liabilities	$15,334,204	$-	$-	$15,334,204

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$1,800,366	$21,475,297	$-	$23,275,663
Communications	57,947,550	30,001,014	-	87,948,564
Consumer, Cyclical	90,349,827	52,113,660	-	142,463,487
Consumer, Non-cyclical	101,253,902	29,346,672	-	130,600,574
Diversified	-	2,006,446	-	2,006,446
Energy	15,252,857	11,901,438	-	27,154,295
Financial	68,647,538	11,331,490	-	79,979,028
Industrial	40,271,203	32,360,503	-	72,631,706
Technology	62,398,220	-	-	62,398,220
Utilities	10,264,147	5,348,888	-	15,613,035
Short-Term Investments	81,153,991	-	-	81,153,991
Total Assets	$529,339,601	$195,885,408	$-	$725,225,009

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$15,051,954	$9,552,601	$-	$24,604,555
Communications	13,880,859	150,667	-	14,031,526
Consumer, Cyclical	16,830,332	-	-	16,830,332
Consumer, Non-Cyclical	33,298,472	1,967,474	-	35,265,946
Energy	29,954,825	649,387	-	30,604,212
Financial	15,748,642	17,948,580	-	33,697,222
Industrial	13,131,805	14,642,724	-	27,774,529
Technology	4,840,712	9,308,630	-	14,149,342
Total Liabilities	$142,737,601	$54,220,063	$-	$196,957,664

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2019 (Unaudited)

Global Equity Absolute Return Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$17,568	$64,139	$-	$81,707
Communications	212,645	131,431	-	344,076
Consumer, Cyclical	245,979	169,371	-	415,350
Consumer, Non-cyclical	301,600	106,256	-	407,856
Diversified	-	89,831	-	89,831
Energy	9,871	9,949	-	19,820
Financial	197,388	167,161	-	364,549
Industrial	55,438	119,209	-	174,647
Technology	243,986	-	-	243,986
Utilities	39,193	42,737	-	81,930
Short-Term Investments	80,923	-	-	80,923
Total Assets	$1,404,591	$900,084	$-	$2,304,675

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$50,348	$92,035	$-	$142,383
Communications	84,138	-	-	84,138
Consumer, Cyclical	206,300	7,504	-	213,804
Consumer, Non-Cyclical	132,487	157,303	-	289,790
Diversified	-	60,621	-	60,621
Energy	196,509	2,342	-	198,851
Financial	87,775	120,087	-	207,862
Industrial	92,468	170,945	-	263,413
Technology	23,350	65,890	-	89,240
Total Liabilities	$873,375	$676,727	$-	$1,550,102

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2019 (Unaudited)

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$3,670,421	$-	$-	$3,670,421
Exchange-Traded Funds	7,720,070	-	-	7,720,070
Short-Term Investments	69,314	-	-	69,314
Total Assets	$11,459,805	$-	$-	$11,459,805

Liabilities
Securities Sold Short
Common Stocks[1]	$819,256	$-	$-	$819,256
Total Liabilities	$819,256	$-	$-	$819,256

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$26,680,990	$-	$-	$26,680,990
Short-Term Investments	374,056	-	-	374,056
Total Investments	$27,055,046	$-	$-	$27,055,046

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedule of Investments.

[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 2 securities at period end.

**	The Funds did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/01/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/01/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/01/19